Summary of Significant Accounting Policies - Summary of Capitalized Dry Docking Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	$ 9,138,886
Balance at the end of the year	5,208,544	$ 9,138,886
Dry-docking activity
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	135,700	150,702	$ 135,331
Costs incurred for dry dockings	52,677	47,980	69,927
Dry-dock amortization	(49,686)	(55,026)	(47,271)
Write-down / sales of vessels	(49,319)	(7,956)	(7,285)
Balance at the end of the year	$ 89,372	$ 135,700	$ 150,702